Segment Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Summary of segment assets and liabilities

	2024 US$m	2023 US$m

(a) Segment assets
Australia	29,678	31,602
International	19,556	17,923
Marketing	754	835
New energy/Corporate	11,276	5,001

	61,264	55,361

	2024 US$m	2023 US$m

(b) Segment liabilities
Australia	6,953	7,833
International	2,616	2,624
Marketing	1,115	751
New energy/Corporate	14,427	8,983

	25,111	20,191